UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Focused Growth Opportunities Fund

Class A EAFGX

Semi-Annual Shareholder Report August 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$120,806,201
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.7%
Consumer Staples	2.9%
Financials	5.5%
Industrials	6.5%
Health Care	6.5%
Consumer Discretionary	11.1%
Communication Services	14.1%
Information Technology	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.0%
Microsoft Corp.	11.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	7.6%
Broadcom, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class C	4.8%
Netflix, Inc.	3.6%
Eli Lilly & Co.	2.3%
TJX Cos., Inc.	2.1%
Total	65.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2025

EAFGX-TSR-SAR

Eaton Vance Focused Growth Opportunities Fund

Class C ECFGX

Semi-Annual Shareholder Report August 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$120,806,201
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.7%
Consumer Staples	2.9%
Financials	5.5%
Industrials	6.5%
Health Care	6.5%
Consumer Discretionary	11.1%
Communication Services	14.1%
Information Technology	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.0%
Microsoft Corp.	11.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	7.6%
Broadcom, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class C	4.8%
Netflix, Inc.	3.6%
Eli Lilly & Co.	2.3%
TJX Cos., Inc.	2.1%
Total	65.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2025

ECFGX-TSR-SAR

Eaton Vance Focused Growth Opportunities Fund

Class I EIFGX

Semi-Annual Shareholder Report August 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$120,806,201
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.7%
Consumer Staples	2.9%
Financials	5.5%
Industrials	6.5%
Health Care	6.5%
Consumer Discretionary	11.1%
Communication Services	14.1%
Information Technology	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.0%
Microsoft Corp.	11.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	7.6%
Broadcom, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class C	4.8%
Netflix, Inc.	3.6%
Eli Lilly & Co.	2.3%
TJX Cos., Inc.	2.1%
Total	65.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2025

EIFGX-TSR-SAR

Eaton Vance Focused Value Opportunities Fund

Class A EAFVX

Semi-Annual Shareholder Report August 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$237,926,103
# of Portfolio Holdings	41
Portfolio Turnover Rate	66%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.1%
Materials	4.9%
Utilities	5.0%
Communication Services	5.3%
Consumer Staples	6.2%
Energy	6.9%
Information Technology	7.6%
Consumer Discretionary	10.8%
Health Care	13.4%
Industrials	14.6%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.2%
Bank of America Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Charles Schwab Corp.	3.3%
Wells Fargo & Co.	3.3%
NextEra Energy, Inc.	3.2%
Reinsurance Group of America, Inc.	3.1%
Abbott Laboratories	2.9%
Lowe's Cos., Inc.	2.9%
Baker Hughes Co.	2.9%
Total	32.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2025

EAFVX-TSR-SAR

Eaton Vance Focused Value Opportunities Fund

Class C ECFVX

Semi-Annual Shareholder Report August 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$237,926,103
# of Portfolio Holdings	41
Portfolio Turnover Rate	66%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.1%
Materials	4.9%
Utilities	5.0%
Communication Services	5.3%
Consumer Staples	6.2%
Energy	6.9%
Information Technology	7.6%
Consumer Discretionary	10.8%
Health Care	13.4%
Industrials	14.6%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.2%
Bank of America Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Charles Schwab Corp.	3.3%
Wells Fargo & Co.	3.3%
NextEra Energy, Inc.	3.2%
Reinsurance Group of America, Inc.	3.1%
Abbott Laboratories	2.9%
Lowe's Cos., Inc.	2.9%
Baker Hughes Co.	2.9%
Total	32.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2025

ECFVX-TSR-SAR

Eaton Vance Focused Value Opportunities Fund

Class I EIFVX

Semi-Annual Shareholder Report August 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$237,926,103
# of Portfolio Holdings	41
Portfolio Turnover Rate	66%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.1%
Materials	4.9%
Utilities	5.0%
Communication Services	5.3%
Consumer Staples	6.2%
Energy	6.9%
Information Technology	7.6%
Consumer Discretionary	10.8%
Health Care	13.4%
Industrials	14.6%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.2%
Bank of America Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Charles Schwab Corp.	3.3%
Wells Fargo & Co.	3.3%
NextEra Energy, Inc.	3.2%
Reinsurance Group of America, Inc.	3.1%
Abbott Laboratories	2.9%
Lowe's Cos., Inc.	2.9%
Baker Hughes Co.	2.9%
Total	32.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2025

EIFVX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Focused Growth
Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
August 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information August 31, 2025
Eaton Vance
Focused Growth Opportunities Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Beverages — 1.1%
Coca-Cola Co.	18,916	$ 1,305,015
		$ 1,305,015
Biotechnology — 2.2%
AbbVie, Inc.	8,399	$ 1,767,150
Caris Life Sciences, Inc.(1)	21,509	825,730
		$ 2,592,880
Broadline Retail — 7.9%
Amazon.com, Inc.(1)	41,407	$ 9,482,203
		$ 9,482,203
Building Products — 1.1%
AAON, Inc.(2)	16,495	$ 1,368,260
		$ 1,368,260
Capital Markets — 2.8%
Blue Owl Capital, Inc.(2)	78,376	$ 1,451,524
Tradeweb Markets, Inc., Class A	16,101	1,986,219
		$ 3,437,743
Commercial Services & Supplies — 2.4%
Copart, Inc.(1)	24,614	$ 1,201,410
Waste Connections, Inc.	9,157	1,692,305
		$ 2,893,715
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	12,978	$ 1,772,146
		$ 1,772,146
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.(1)(2)	7,190	$ 702,319
Walmart, Inc.	16,464	1,596,679
		$ 2,298,998
Electrical Equipment — 1.5%
AMETEK, Inc.	9,855	$ 1,821,204
		$ 1,821,204
Security	Shares	Value
Entertainment — 3.6%
Netflix, Inc.(1)	3,635	$ 4,391,989
		$ 4,391,989
Financial Services — 2.0%
Shift4 Payments, Inc., Class A(1)(2)	26,288	$ 2,377,224
		$ 2,377,224
Health Care Equipment & Supplies — 1.0%
Intuitive Surgical, Inc.(1)	2,659	$ 1,258,492
		$ 1,258,492
Health Care Providers & Services — 1.1%
Humana, Inc.	4,321	$ 1,312,115
		$ 1,312,115
Insurance — 0.8%
Arthur J. Gallagher & Co.	2,995	$ 906,736
		$ 906,736
Interactive Media & Services — 10.7%
Alphabet, Inc., Class C	27,389	$ 5,848,373
Meta Platforms, Inc., Class A	9,637	7,118,852
		$ 12,967,225
Pharmaceuticals — 2.3%
Eli Lilly & Co.	3,854	$ 2,823,363
		$ 2,823,363
Professional Services — 1.6%
TransUnion	21,296	$ 1,882,566
		$ 1,882,566
Real Estate Management & Development — 1.2%
CoStar Group, Inc.(1)	15,872	$ 1,420,385
		$ 1,420,385
Semiconductors & Semiconductor Equipment — 22.2%
Broadcom, Inc.	24,201	$ 7,197,136
Lam Research Corp.	24,568	2,460,485
NVIDIA Corp.	98,557	17,166,658
		$ 26,824,279
Software — 18.9%
Fair Isaac Corp.(1)	1,157	$ 1,760,538
Fortinet, Inc.(1)	18,464	1,454,409

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Intuit, Inc.	3,073	$ 2,049,691
Microsoft Corp.	27,741	14,056,087
Nutanix, Inc., Class A(1)	19,768	1,328,607
Synopsys, Inc.(1)	3,605	2,175,688
		$ 22,825,020
Specialty Retail — 3.4%
Burlington Stores, Inc.(1)	5,574	$ 1,620,250
TJX Cos., Inc.	18,554	2,534,662
		$ 4,154,912
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	40,275	$ 9,349,439
		$ 9,349,439
Total Common Stocks (identified cost $51,276,945)		$119,465,909

Short-Term Investments — 2.7%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.19%(3)	1,483,740	$ 1,483,740
Total Affiliated Fund (identified cost $1,483,740)		$ 1,483,740

Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(4)	1,801,278	$ 1,801,278
Total Securities Lending Collateral (identified cost $1,801,278)		$ 1,801,278
Total Short-Term Investments (identified cost $3,285,018)		$ 3,285,018
Total Investments — 101.6% (identified cost $54,561,963)		$122,750,927
Other Assets, Less Liabilities — (1.6)%		$ (1,944,726)
Net Assets — 100.0%		$120,806,201

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at August 31, 2025. The aggregate market value of securities on loan at August 31, 2025 was $5,840,304.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of August 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Statement of Assets and Liabilities (Unaudited)

August 31, 2025
Assets
Unaffiliated investments, at value (identified cost $53,078,223) — including $5,840,304 of securities on loan	$121,267,187
Affiliated investments, at value (identified cost $1,483,740)	1,483,740
Dividends receivable	43,009
Dividends receivable from affiliated investments	4,624
Receivable for Fund shares sold	26,735
Securities lending income receivable	653
Trustees' deferred compensation plan	17,424
Total assets	$122,843,372
Liabilities
Collateral for securities loaned	$1,801,278
Payable for Fund shares redeemed	63,715
Payable to affiliates:
Investment adviser and administration fee	66,925
Distribution and service fees	14,680
Sub-transfer agency fee	2,003
Trustees' deferred compensation plan	17,424
Other	8,183
Accrued expenses	62,963
Total liabilities	$2,037,171
Net Assets	$120,806,201
Sources of Net Assets
Paid-in capital	$17,909,039
Distributable earnings	102,897,162
Net Assets	$120,806,201
Class A Shares
Net Assets	$38,576,216
Shares Outstanding	1,306,551
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$29.53
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$31.17
Class C Shares
Net Assets	$7,258,425
Shares Outstanding	296,771
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$24.46
Class I Shares
Net Assets	$74,971,560
Shares Outstanding	2,416,886
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$31.02
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
August 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,078)	$284,319
Dividend income from affiliated investments	29,717
Securities lending income, net	2,986
Total investment income	$317,022
Expenses
Investment adviser and administration fee	$373,676
Distribution and service fees:
Class A	43,948
Class C	39,981
Trustees’ fees and expenses	4,121
Custodian fee	19,775
Transfer and dividend disbursing agent fees	31,485
Legal and accounting services	28,423
Printing and postage	2,447
Registration fees	24,994
ReFlow liquidity program fees	10,804
Miscellaneous	11,505
Total expenses	$591,159
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$45,672
Total expense reductions	$45,672
Net expenses	$545,487
Net investment loss	$(228,465)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$10,216,335(1)
Foreign currency transactions	3
Net realized gain	$10,216,338
Change in unrealized appreciation (depreciation):
Investments	$305,489
Net change in unrealized appreciation (depreciation)	$305,489
Net realized and unrealized gain	$10,521,827
Net increase in net assets from operations	$10,293,362
(1)	Includes $5,139,146 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Statements of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(228,465)	$(654,569)
Net realized gain	10,216,338(1)	62,646,978(2)
Net change in unrealized appreciation (depreciation)	305,489	(27,388,739)
Net increase in net assets from operations	$10,293,362	$34,603,670
Distributions to shareholders:
Class A	$—	$(2,008,951)
Class C	—	(571,501)
Class I	—	(4,315,952)
Total distributions to shareholders	$—	$(6,896,404)
Transactions in shares of beneficial interest:
Class A	$(429,086)	$(51,673)
Class C	(2,115,460)	(544,336)
Class I	(7,668,469)	(96,467,149)
Net decrease in net assets from Fund share transactions	$(10,213,015)	$(97,063,158)
Net increase (decrease) in net assets	$80,347	$(69,355,892)
Net Assets
At beginning of period	$120,725,854	$190,081,746
At end of period	$120,806,201	$120,725,854
(1)	Includes $5,139,146 of net realized gains from redemptions in-kind.
(2)	Includes $13,151,305 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Financial Highlights

	Class A
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
Net asset value — Beginning of period	$26.90	$23.89	$16.26	$26.40	$31.15	$21.70
Income (Loss) From Operations
Net investment loss(1)	$(0.07)	$(0.14)	$(0.08)	$(0.04)	$(0.09)	$(0.10)
Net realized and unrealized gain (loss)	2.70	4.68	8.32	(4.85)	0.36	12.26
Total income (loss) from operations	$2.63	$4.54	$8.24	$(4.89)	$0.27	$12.16
Less Distributions
From net realized gain	$—	$(1.53)	$(0.61)	$(5.25)	$(5.02)	$(2.71)
Total distributions	$—	$(1.53)	$(0.61)	$(5.25)	$(5.02)	$(2.71)
Net asset value — End of period	$29.53	$26.90	$23.89	$16.26	$26.40	$31.15
Total Return(2)	9.78%(3)	18.85%	51.23%	(18.71)%	(0.97)%	57.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,576	$35,745	$31,801	$25,228	$43,385	$48,290
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.13%(5)	1.08%	1.09%	1.09%	1.01%	1.03%
Net expenses	1.05%(5)(6)	1.05%(6)	1.07%(6)	1.09%(6)	1.01%	1.03%
Net investment loss	(0.50)%(5)	(0.52)%	(0.39)%	(0.21)%	(0.28)%	(0.38)%
Portfolio Turnover	13%(3)	23%	26%	30%	39%	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
Net asset value — Beginning of period	$22.37	$20.22	$13.94	$23.72	$28.48	$20.15
Income (Loss) From Operations
Net investment loss(1)	$(0.14)	$(0.28)	$(0.19)	$(0.18)	$(0.30)	$(0.28)
Net realized and unrealized gain (loss)	2.23	3.96	7.08	(4.35)	0.38	11.32
Total income (loss) from operations	$2.09	$3.68	$6.89	$(4.53)	$0.08	$11.04
Less Distributions
From net realized gain	$—	$(1.53)	$(0.61)	$(5.25)	$(4.84)	$(2.71)
Total distributions	$—	$(1.53)	$(0.61)	$(5.25)	$(4.84)	$(2.71)
Net asset value — End of period	$24.46	$22.37	$20.22	$13.94	$23.72	$28.48
Total Return(2)	9.34%(3)	17.94%	50.14%	(19.34)%	(1.68)%	56.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,258	$8,694	$8,410	$8,250	$15,700	$19,242
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.88%(5)	1.83%	1.84%	1.84%	1.76%	1.78%
Net expenses	1.80%(5)(6)	1.80%(6)	1.82%(6)	1.84%(6)	1.76%	1.78%
Net investment loss	(1.25)%(5)	(1.27)%	(1.14)%	(0.96)%	(1.03)%	(1.13)%
Portfolio Turnover	13%(3)	23%	26%	30%	39%	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
Net asset value — Beginning of period	$28.23	$24.94	$16.91	$27.15	$31.88	$22.12
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.04)	$(0.07)	$(0.03)	$0.01	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	2.83	4.89	8.67	(5.00)	0.37	12.50
Total income (loss) from operations	$2.79	$4.82	$8.64	$(4.99)	$0.36	$12.47
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.06)	$—
From net realized gain	—	(1.53)	(0.61)	(5.25)	(5.03)	(2.71)
Total distributions	$—	$(1.53)	$(0.61)	$(5.25)	$(5.09)	$(2.71)
Net asset value — End of period	$31.02	$28.23	$24.94	$16.91	$27.15	$31.88
Total Return(2)	9.88%(3)	19.18%	51.63%	(18.56)%	(0.68)%	57.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,972	$76,288	$149,871	$86,774	$144,352	$258,365
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.88%(5)	0.83%	0.84%	0.84%	0.76%	0.78%
Net expenses	0.80%(5)(6)	0.80%(6)	0.82%(6)	0.84%(6)	0.76%	0.78%
Net investment income (loss)	(0.25)%(5)	(0.26)%	(0.14)%	0.04%	(0.03)%	(0.13)%
Portfolio Turnover	13%(3)	23%	26%	30%	39%	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Focused Growth Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to August 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$54,607,929
Gross unrealized appreciation	$68,253,771
Gross unrealized depreciation	(110,773)
Net unrealized appreciation	$68,142,998
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

For the six months ended August 31, 2025, the investment adviser and administration fee amounted to $373,676 or 0.65% (annualized) of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended August 31, 2025, the investment adviser and administration fee paid was reduced by $1,016 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through July 1, 2026. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived and/or reimbursed $44,656 of the Fund's operating expenses for the six months ended August 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2025, EVM earned $6,589 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,329 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2025 amounted to $43,948 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2025, the Fund paid or accrued to EVD $29,986 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2025 amounted to $9,995 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2025, the Fund was informed that EVD received $1,046 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $14,949,539 and $19,011,737, respectively, for the six months ended August 31, 2025. In-kind sales for the six months ended August 31, 2025 aggregated $7,066,133.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on February 7, 2023. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	135,765	$ 3,741,471	139,191	$ 3,681,263
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	70,244	1,936,627
Redemptions	(157,792)	(4,170,557)	(212,053)	(5,669,563)
Net decrease	(22,027)	$ (429,086)	(2,618)	$ (51,673)
Class C
Sales	12,899	$ 285,442	65,548	$ 1,475,499
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	24,857	570,960
Redemptions	(104,722)	(2,400,902)	(117,632)	(2,590,795)
Net decrease	(91,823)	$(2,115,460)	(27,227)	$ (544,336)
Class I
Sales	450,541	$12,602,966	1,338,664	$ 37,611,534
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	144,150	4,168,824
Redemptions	(735,906)	(20,271,435)	(4,789,210)	(138,247,507)
Net decrease	(285,365)	$(7,668,469)	(3,306,396)	$(96,467,149)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2025.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,840,304 and $6,055,045, respectively. Collateral received was comprised of cash of $1,801,278 and U.S. government and/or agencies securities of $4,253,767. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,801,278	$ —	$ —	$ —	$1,801,278
The carrying amount of the liability for collateral for securities loaned at August 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2025.
10  Affiliated  Investments
At August 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,483,740, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended August 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$792,629	$7,002,045	$(6,310,934)	$ —	$ —	$1,483,740	$29,717	1,483,740
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$119,465,909*	$ —	$ —	$119,465,909
Short-Term Investments:
Affiliated Fund	1,483,740	—	—	1,483,740
Securities Lending Collateral	1,801,278	—	—	1,801,278
Total Investments	$ 122,750,927	$ —	$ —	$122,750,927
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Focused Growth Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

EAFGX-NCSR    8.31.25

Eaton Vance
Focused Value Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
August 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information August 31, 2025
Eaton Vance
Focused Value Opportunities Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value
Air Freight & Logistics — 2.8%
United Parcel Service, Inc., Class B	76,817	$ 6,716,878
		$ 6,716,878
Banks — 6.9%
Bank of America Corp.	168,190	$ 8,533,961
Wells Fargo & Co.	96,811	7,955,928
		$ 16,489,889
Biotechnology — 4.5%
AbbVie, Inc.	29,231	$ 6,150,202
Neurocrine Biosciences, Inc.(1)	32,318	4,511,593
		$ 10,661,795
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	43,985	$ 10,072,565
		$ 10,072,565
Building Products — 2.9%
Johnson Controls International PLC	64,688	$ 6,914,500
		$ 6,914,500
Capital Markets — 5.5%
Charles Schwab Corp.	84,022	$ 8,052,668
Goldman Sachs Group, Inc.	6,630	4,941,008
		$ 12,993,676
Consumer Staples Distribution & Retail — 4.4%
BJ's Wholesale Club Holdings, Inc.(1)	44,356	$ 4,332,694
U.S. Foods Holding Corp.(1)	77,672	6,027,347
		$ 10,360,041
Containers & Packaging — 2.4%
Ball Corp.	110,296	$ 5,805,981
		$ 5,805,981
Electric Utilities — 3.2%
NextEra Energy, Inc.	106,931	$ 7,704,379
		$ 7,704,379
Security	Shares	Value
Electrical Equipment — 2.5%
Emerson Electric Co.	45,632	$ 6,023,424
		$ 6,023,424
Energy Equipment & Services — 2.9%
Baker Hughes Co.	152,858	$ 6,939,753
		$ 6,939,753
Food Products — 1.9%
Hershey Co.	24,741	$ 4,546,159
		$ 4,546,159
Ground Transportation — 2.4%
CSX Corp.	174,840	$ 5,684,048
		$ 5,684,048
Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	53,154	$ 7,051,410
Boston Scientific Corp.(1)	54,558	5,755,869
		$ 12,807,279
Household Durables — 2.1%
Meritage Homes Corp.	65,297	$ 5,072,924
		$ 5,072,924
Industrial Conglomerates — 2.0%
3M Co.	31,008	$ 4,822,674
		$ 4,822,674
Industrial REITs — 2.1%
First Industrial Realty Trust, Inc.	95,802	$ 5,039,185
		$ 5,039,185
Insurance — 9.6%
American International Group, Inc.	73,693	$ 5,992,715
Reinsurance Group of America, Inc.	38,127	7,426,758
Ryan Specialty Holdings, Inc.	51,638	2,919,096
Travelers Cos., Inc.	24,085	6,539,319
		$ 22,877,888
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A	21,012	$ 4,473,665
Meta Platforms, Inc., Class A	11,239	8,302,249
		$ 12,775,914

1
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products — 1.6%
Hasbro, Inc.	46,668	$ 3,788,042
		$ 3,788,042
Life Sciences Tools & Services — 2.4%
Mettler-Toledo International, Inc.(1)	4,352	$ 5,662,126
		$ 5,662,126
Metals & Mining — 2.6%
Steel Dynamics, Inc.	46,344	$ 6,067,356
		$ 6,067,356
Multi-Utilities — 1.8%
CMS Energy Corp.	58,994	$ 4,222,201
		$ 4,222,201
Oil, Gas & Consumable Fuels — 4.1%
EQT Corp.	84,199	$ 4,364,876
Exxon Mobil Corp.	46,091	5,267,741
		$ 9,632,617
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	65,702	$ 3,099,820
		$ 3,099,820
Professional Services — 2.1%
Robert Half, Inc.	133,271	$ 4,973,674
		$ 4,973,674
Semiconductors & Semiconductor Equipment — 5.0%
Intel Corp.(1)	240,774	$ 5,862,847
Micron Technology, Inc.	50,025	5,953,475
		$ 11,816,322
Software — 2.7%
Salesforce, Inc.	24,951	$ 6,393,694
		$ 6,393,694
Specialty Retail — 2.9%
Lowe's Cos., Inc.	27,113	$ 6,996,781
		$ 6,996,781
Total Common Stocks (identified cost $199,159,790)		$236,961,585

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.19%(2)	3,715,348	$ 3,715,348
Total Short-Term Investments (identified cost $3,715,348)		$ 3,715,348
Total Investments — 101.2% (identified cost $202,875,138)		$240,676,933
Other Assets, Less Liabilities — (1.2)%		$ (2,750,830)
Net Assets — 100.0%		$237,926,103
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of August 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Statement of Assets and Liabilities (Unaudited)

August 31, 2025
Assets
Unaffiliated investments, at value (identified cost $199,159,790)	$236,961,585
Affiliated investments, at value (identified cost $3,715,348)	3,715,348
Dividends receivable	502,487
Dividends receivable from affiliated investments	18,782
Receivable for investments sold	2,057,087
Receivable for Fund shares sold	197,943
Trustees' deferred compensation plan	11,739
Total assets	$243,464,971
Liabilities
Payable for investments purchased	$5,269,768
Payable for Fund shares redeemed	29,590
Payable to affiliates:
Investment adviser and administration fee	129,663
Distribution and service fees	9,116
Sub-transfer agency fee	1,078
Trustees' deferred compensation plan	11,739
Other	9,547
Accrued expenses	78,367
Total liabilities	$5,538,868
Net Assets	$237,926,103
Sources of Net Assets
Paid-in capital	$188,671,137
Distributable earnings	49,254,966
Net Assets	$237,926,103
Class A Shares
Net Assets	$15,695,250
Shares Outstanding	765,197
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.51
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$21.65
Class C Shares
Net Assets	$6,913,197
Shares Outstanding	350,604
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.72
Class I Shares
Net Assets	$215,317,656
Shares Outstanding	10,424,958
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.65
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
August 31, 2025
Investment Income
Dividend income	$2,371,241
Dividend income from affiliated investments	89,446
Total investment income	$2,460,687
Expenses
Investment adviser and administration fee	$760,010
Distribution and service fees:
Class A	19,741
Class C	33,495
Trustees’ fees and expenses	7,910
Custodian fee	35,047
Transfer and dividend disbursing agent fees	46,688
Legal and accounting services	30,484
Printing and postage	840
Registration fees	25,814
ReFlow liquidity program fees	17,746
Miscellaneous	12,572
Total expenses	$990,347
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$72,219
Total expense reductions	$72,219
Net expenses	$918,128
Net investment income	$1,542,559
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,494,945(1)
Net realized gain	$2,494,945
Change in unrealized appreciation (depreciation):
Investments	$(1,200,551)
Net change in unrealized appreciation (depreciation)	$(1,200,551)
Net realized and unrealized gain	$1,294,394
Net increase in net assets from operations	$2,836,953
(1)	Includes $3,413,786 of net realized gains from redemptions in-kind.
4
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Statements of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,542,559	$3,245,506
Net realized gain	2,494,945(1)	35,068,182(2)
Net change in unrealized appreciation (depreciation)	(1,200,551)	(3,137,693)
Net increase in net assets from operations	$2,836,953	$35,175,995
Distributions to shareholders:
Class A	$—	$(999,628)
Class C	—	(402,911)
Class I	—	(13,556,213)
Total distributions to shareholders	$—	$(14,958,752)
Transactions in shares of beneficial interest:
Class A	$(936,373)	$(509,946)
Class C	(31,489)	257,073
Class I	(2,960,385)	(50,282,875)
Net decrease in net assets from Fund share transactions	$(3,928,247)	$(50,535,748)
Net decrease in net assets	$(1,091,294)	$(30,318,505)
Net Assets
At beginning of period	$239,017,397	$269,335,902
At end of period	$237,926,103	$239,017,397
(1)	Includes $3,413,786 of net realized gains from redemptions in-kind.
(2)	Includes $11,321,634 of net realized gains from redemptions in-kind.
5
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Financial Highlights

	Class A
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
Net asset value — Beginning of period	$20.28	$19.06	$18.08	$19.40	$18.07	$15.22
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.21	$0.20	$0.19	$0.19	$0.19
Net realized and unrealized gain (loss)	0.12	2.34	1.28	(0.82)	3.01	3.15
Total income (loss) from operations	$0.23	$2.55	$1.48	$(0.63)	$3.20	$3.34
Less Distributions
From net investment income	$—	$(0.23)	$(0.17)	$(0.13)	$(0.20)	$(0.14)
From net realized gain	—	(1.10)	(0.33)	(0.56)	(1.67)	(0.35)
Total distributions	$—	$(1.33)	$(0.50)	$(0.69)	$(1.87)	$(0.49)
Net asset value — End of period	$20.51	$20.28	$19.06	$18.08	$19.40	$18.07
Total Return(2)	1.13%(3)	13.27%	8.38%	(3.30)%	18.11%	22.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,695	$16,478	$15,921	$18,635	$22,658	$12,136
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.05%(5)	1.06%	1.04%	1.06%	1.07%	1.11%
Net expenses	0.99%(5)(6)	0.99%(6)	0.99%(6)	1.01%(6)	1.05%	1.05%
Net investment income	1.11%(5)	1.03%	1.13%	1.01%	0.92%	1.25%
Portfolio Turnover	66%(3)	88%	97%	113%	87%	120%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024 and February 28, 2023).
6
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
Net asset value — Beginning of period	$19.57	$18.44	$17.51	$18.87	$17.65	$14.92
Income (Loss) From Operations
Net investment income(1)	$0.03	$0.06	$0.07	$0.04	$0.03	$0.07
Net realized and unrealized gain (loss)	0.12	2.26	1.22	(0.79)	2.94	3.08
Total income (loss) from operations	$0.15	$2.32	$1.29	$(0.75)	$2.97	$3.15
Less Distributions
From net investment income	$—	$(0.09)	$(0.03)	$(0.05)	$(0.08)	$(0.07)
From net realized gain	—	(1.10)	(0.33)	(0.56)	(1.67)	(0.35)
Total distributions	$—	$(1.19)	$(0.36)	$(0.61)	$(1.75)	$(0.42)
Net asset value — End of period	$19.72	$19.57	$18.44	$17.51	$18.87	$17.65
Total Return(2)	0.77%(3)	12.48%	7.53%	(4.02)%	17.21%	21.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,913	$6,894	$6,264	$6,830	$5,575	$3,205
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.80%(5)	1.81%	1.79%	1.81%	1.82%	1.86%
Net expenses	1.74%(5)(6)	1.74%(6)	1.74%(6)	1.76%(6)	1.80%	1.80%
Net investment income	0.36%(5)	0.29%	0.38%	0.20%	0.18%	0.44%
Portfolio Turnover	66%(3)	88%	97%	113%	87%	120%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024 and February 28, 2023).
7
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
Net asset value — Beginning of period	$20.40	$19.16	$18.18	$19.51	$18.15	$15.28
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.26	$0.25	$0.23	$0.24	$0.22
Net realized and unrealized gain (loss)	0.11	2.37	1.28	(0.82)	3.03	3.17
Total income (loss) from operations	$0.25	$2.63	$1.53	$(0.59)	$3.27	$3.39
Less Distributions
From net investment income	$—	$(0.29)	$(0.22)	$(0.18)	$(0.24)	$(0.17)
From net realized gain	—	(1.10)	(0.33)	(0.56)	(1.67)	(0.35)
Total distributions	$—	$(1.39)	$(0.55)	$(0.74)	$(1.91)	$(0.52)
Net asset value — End of period	$20.65	$20.40	$19.16	$18.18	$19.51	$18.15
Total Return(2)	1.23%(3)	13.60%	8.67%	(3.12)%	18.45%	22.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,318	$215,645	$247,151	$259,612	$247,117	$246,625
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.80%(5)	0.81%	0.79%	0.81%	0.82%	0.86%
Net expenses	0.74%(5)(6)	0.74%(6)	0.74%(6)	0.76%(6)	0.80%	0.80%
Net investment income	1.37%(5)	1.26%	1.39%	1.22%	1.18%	1.42%
Portfolio Turnover	66%(3)	88%	97%	113%	87%	120%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024 and February 28, 2023).
8
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the
9

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to August 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$203,108,334
Gross unrealized appreciation	$41,052,774
Gross unrealized depreciation	(3,484,175)
Net unrealized appreciation	$37,568,599
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the six months ended August 31, 2025, the investment adviser and administration fee amounted to $760,010 or 0.65% (annualized) of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a
10

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended August 31, 2025, the investment adviser and administration fee paid was reduced by $2,963 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74% and 0.74% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through July 1, 2026. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived and/or reimbursed $69,256 of the Fund's operating expenses for the six months ended August 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2025, EVM earned $3,514 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $708 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2025 amounted to $19,741 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2025, the Fund paid or accrued to EVD $25,121 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2025 amounted to $8,374 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $166,846,073 and $151,600,694, respectively, for the six months ended August 31, 2025. In-kind sales for the six months ended August 31, 2025 aggregated $11,496,903.
11

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on March 22, 2024. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	29,930	$ 586,866	105,265	$ 2,145,915
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	48,406	999,087
Redemptions	(77,220)	(1,523,239)	(176,625)	(3,654,948)
Net decrease	(47,290)	$ (936,373)	(22,954)	$ (509,946)
Class C
Sales	11,835	$ 219,174	59,127	$ 1,185,563
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	20,196	402,911
Redemptions	(13,525)	(250,663)	(66,627)	(1,331,401)
Net increase (decrease)	(1,690)	$ (31,489)	12,696	$ 257,073
Class I
Sales	1,961,659	$38,181,441	4,691,718	$ 96,965,945
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	653,413	13,551,792
Redemptions	(2,109,608)	(41,141,826)	(7,671,515)	(160,800,612)
Net decrease	(147,949)	$(2,960,385)	(2,326,384)	$(50,282,875)
At August 31, 2025, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 49.2% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2025.
12

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At August 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,715,348, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended August 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,801,555	$52,693,917	$(55,780,124)	$ —	$ —	$3,715,348	$89,446	3,715,348
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$236,961,585*	$ —	$ —	$236,961,585
Short-Term Investments	3,715,348	—	—	3,715,348
Total Investments	$ 240,676,933	$ —	$ —	$240,676,933
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
13

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
14

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
15

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Focused Value Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board considered information from the Adviser regarding the reasons for the Fund’s underperformance relative to its peer group, including stock selection in certain sectors. The Board also noted the Fund’s outperformance gross of fees relative to its primary performance benchmark index during the three-year period. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund/Portfolio and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
16

Eaton Vance
Focused Value Opportunities Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
17

This Page Intentionally Left Blank

EAFVX-NCSR    8.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: October 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: October 23, 2025